Term Deposits	12 Months Ended
Dec. 31, 2020
Term Deposits
Term Deposits

10      Term Deposits

Term deposits comprised the following:

	As of December 31,
In thousands of EUR	2019	2020
Short term deposits - banks	62,418	991
Term Deposits	62,418	991

Deposits represent interest bearing deposit with a commercial bank for a fixed period of more than 3 months.